Share-based Compensation (Details) (USD $)	12 Months Ended							0 Months Ended					12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended								12 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	May 06, 2009 2009 Share Incentive Plan	Jan. 04, 2011 2010 Share Incentive Plan	Jun. 13, 2010 2010 Share Incentive Plan	Jul. 25, 2012 2012 Share Incentive Plan	Mar. 30, 2012 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2010 Share options	Dec. 31, 2012 Share options 2009 Share Incentive Plan	May 06, 2009 Share options 2009 Share Incentive Plan Employees	Dec. 31, 2010 Share options 2009 Share Incentive Plan Employees	Dec. 31, 2009 Share options 2009 Share Incentive Plan Employees	Nov. 21, 2011 Share options 2010 Share Incentive Plan	Jul. 16, 2011 Share options 2010 Share Incentive Plan	Dec. 31, 2012 Share options 2010 Share Incentive Plan	Nov. 21, 2011 Share options 2010 Share Incentive Plan Employees	Jan. 04, 2011 Share options 2010 Share Incentive Plan Employees	Jul. 20, 2012 Share options 2010 Share Incentive Plan Director and Employee	Jul. 16, 2012 Share options 2010 Share Incentive Plan Director and Employee	May 24, 2011 Share options 2010 Share Incentive Plan Director and Employee	May 24, 2011 Share options 2010 Share Incentive Plan Director and Employee Minimum	May 24, 2011 Share options 2010 Share Incentive Plan Director and Employee Maximum	Jan. 04, 2011 Share options 2010 Share Incentive Plan Third party consultant	Dec. 31, 2012 Non-vested restricted shares	Dec. 31, 2011 Non-vested restricted shares	Jul. 16, 2011 Non-vested restricted shares 2010 Share Incentive Plan	May 24, 2011 Non-vested restricted shares 2010 Share Incentive Plan
Share-based Compensation
Total share-based compensation (in dollars)	$ 2,206,480	$ 1,996,753	$ 170,446										$ 792,691	$ 1,654,630	$ 170,446																$ 1,413,789	$ 342,123
Authorized shares								45,000,000		55,000,000	30,000,000
Contractual term				8 years 9 months 11 days		10 years		10 years		10 years	10 years
Options granted (in shares)													23,440,000					35,175,000	10,500,000				150,000	16,665,000	3,600,000	19,840,000	20,175,000			2,500,000
Exercise price of options granted (in dollars per share)									$ 0.36				$ 0.23					$ 0.07	$ 0.04				$ 0.26	$ 0.36	$ 0.20	$ 0.24	$ 0.45			$ 0.36
Vesting period																	4 years						4 years	4 years	3 years	4 years		3 years	4 years	4 years
Consideration for which awards are granted (in dollars per share)																															$ 0.24
Percentage of awards vesting on each of the anniversary after the grant date																	25.00%			25.00%	25.00%		25.00%	25.00%						25.00%			25.00%	25.00%
Outstanding options to purchase ordinary shares													46,921,360	73,731,300		25,496,360						21,425,000
Requisite service period																														4 years			4 years	4 years
Weighted-average grant date fair value for options granted (in dollars per share)													$ 0.12	$ 0.22	$ 0.03
Options exercised (in shares)													9,639,780	1,646,200
Total intrinsic value of options exercised (in dollars)													$ 1,251,212
January 4, 2011 share options converted to restricted stocks												14,090,000
May 24, 2011 share options converted to restricted stocks												14,700,000
Conversion ratio of options into restricted shares												3
Key assumptions used to estimate grant date fair value of options granted
Risk-free interest rate (as a percent)			3.36%
Minimum risk-free interest rate (as a percent)	2.51%	1.11%
Maximum risk-free interest rate (as a percent)	3.04%	2.61%
Expected term			6 years 3 months		6 years		6 years 3 months
Contractual term				8 years 9 months 11 days		10 years		10 years		10 years	10 years
Expected volatility rate (as a percent)			51.00%
Minimum expected volatility rate (as a percent)	54.57%	55.00%
Maximum expected volatility rate (as a percent)	57.16%	60.00%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Number of scenarios under option pricing method used to allocate equity value to determine the fair value of ordinary shares	3